Fair value option	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value option	Fair value option
We elected fair value as an alternative measurement for selected financial assets and liabilities that are not otherwise required to be measured at fair value, including the assets and liabilities of consolidated investment management funds, certain long-term debt and subordinated notes associated with certain equity investments.

The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2021	2020
Assets of consolidated investment management funds:
Trading assets	$443	$482
Other assets	19	5
Total assets of consolidated investment management funds	$462	$487
Liabilities of consolidated investment management funds:
Other liabilities	$3	$3
Total liabilities of consolidated investment management funds	$3	$3
The assets and liabilities of the consolidated investment management funds are included in other assets and other liabilities on the consolidated balance sheet. We value the assets and liabilities of its consolidated investment management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated investment management funds. Changes in the fair value of the assets and liabilities are recorded as income (loss) from consolidated investment management funds, which is included in investment and other revenue in the consolidated income statement.

We elected the fair value option on $240 million of long-term debt. This long-term debt matured in 2021. The fair value of this long-term debt was $400 million at Dec. 31, 2020. The long-term debt was valued using observable market inputs and included in Level 2 of the valuation hierarchy.
The following table presents the changes in fair value of long-term debt recorded in other trading revenue, which is included in investment and other revenue in the consolidated income statement.

Change in fair value of long-term debt (a)
	Year ended Dec. 31,
(in millions)	2021	2020	2019
Investment and other revenue - other trading revenue	$—	$(13)	$(16)
(a)    The changes in fair value were approximately offset by an economic hedge included in investment and other revenue - other trading revenue.

We elected the fair value option on $15 million of subordinated notes associated with certain equity investments. The fair value of these of subordinated notes was $15 million at Dec. 31, 2021. The subordinated notes were valued using observable market inputs and included in Level 2 of the valuation hierarchy.